Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
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Earnings per share

Detail of earnings per share

	For the year ended December 31,
	2023	2024	2025

Net income (loss) attributable to shareholders of Cellectis (€ in thousands)	(101,059)	(36,761)	(67,593)
Net income (loss) attributable to shareholders of Cellectis from discontinued operations (€ in thousands)	15,776	-	-
Weighted average number of outstanding shares, used to calculate basic and diluted net result per share	57,012,815	90,566,346	100,279,276
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic and diluted net income (loss) attributable to shareholders of Cellectis, per share ($ /share)	(1.77)	(0.41)	(0.67)
Basic and diluted net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	0.28	-	-